Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 89,400.0	$ 43,100.0
Deposits	530,869.0	470,710.0
Financial liabilities designated at fair value through profit or loss	162,786.0	113,988.0
Total deposits	1,416,420.0	1,261,921.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	814,900.0	719,800.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	84.4	43.6
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	530,869.0	470,710.0
Business and government [member] | Covered Bondholders [member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	34,000.0	25,100.0
Business and government [member] | Trust IV [Member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	0.0	500.0
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	$ 140.5	$ 83.3